Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	WAC
Entity Registrant Name	WALTER INVESTMENT MANAGEMENT CORP
Entity Central Index Key	0001040719
Entity Filer Category	Large Accelerated Filer